Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Schedule of list of particulars of subsidiaries

Name of company	Place of incorporation and business	Particulars of issued and paid up capital/ registered capital	Group’s effective interest	Held by a subsidiary	Principal activity
Prenetics Pte. Ltd.	Singapore	SGD10	100%	100%	Provision of services to Group companies
Prenetics EMEA Limited	United Kingdom	GBP76,765.81	100%	100%	Genetic and diagnostic health testing
Prenetics Innovation Labs Private Limited	India	INR500,000	100%	100%	Provision of services to Group companies
Oxsed Limited (note 32)	United Kingdom	GBP1	100%	100%	Genetic and diagnostic health testing and R&D services